DEPOSITS AND PREPAYMENTS	12 Months Ended
Mar. 31, 2025
Deposits And Prepayments
DEPOSITS AND PREPAYMENTS

NOTE – 12 DEPOSITS AND PREPAYMENTS

	As of March 31,
	2024	2025
	HKD	HKD

Rental and other deposits	$290,814	$1,057,673
Prepayments for events	-	10,220,783
	$290,814	$11,278,456

Rental and other deposits represented rental deposits for office and shops and other deposits mainly for e-ticket system.

Prepayment for events represented prepayments for events which had not occurred as of March 31, 2025. There is no such prepayment as of March 31, 2024.